Condensed Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 296,553	$ 52,117	$ 303,334
Digital currencies	208,702		217,119
Prepaid expense	36,224	8,333	67,736
Total current assets	541,479	60,450	588,189
Other assets:
Property and equipment, net	1,686	2,703	1,235
Total other assets	1,686	2,703	1,235
Total Assets	543,165	63,153	589,424
Liabilities and Stockholders' Equity (Deficit):
Accounts payable and accrued expense	61,647	14,244	75,997
Accrued compensation	16,816	104,902
Convertible notes payable, net	53,221
Short term loan		200,000
Total current liabilities	131,684	319,146	75,997
Stockholders' equity (deficit):
Common stock, 975,000,000 shares authorized at $0.001 par value, 18,884,424, 375,455,986 and 363,043,769 shares issued and outstanding at September 30, December 31, 2018 and 2017 respectively	18,885	375,456	363,044
Additional paid in capital	116,647,537	114,711,714	114,667,080
Accumulated deficit	(116,254,970)	(115,343,192)	(114,516,772)
Total stockholders' equity (deficit)	411,481	(255,993)	513,427
Total Liabilities and stockholders' equity (deficit)	543,165	63,153	589,424
Series B Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock; 20,000,000 shares authorized at $0.001 par value:			25
Series C-1 Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock; 20,000,000 shares authorized at $0.001 par value:	$ 29	$ 29	$ 50